4. DISCONTINUED OPERATIONS (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 3.Discontinued Operations Details 2Abstract
Net cash provided by operating activities	¥ 11,453	¥ 44,548	¥ 322,100
Net cash provided by (used in) investing activities	0	0	0
Net cash provided by (used in) financing activities	¥ 0	¥ 0	¥ 0